Note 7 - Capital Assets (Details) - Capital Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 28,801	$ 32,372
Accumulated Amortization	20,972	23,580
	7,829	8,792
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	27,218	29,460
Accumulated Amortization	19,881	21,472
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,117	1,369
Accumulated Amortization	919	1,129
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	466	1,386
Accumulated Amortization	172	979
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 157